Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Assets:
Intangible lease assets, accumulated amortization	$ 67,333	$ 67,940
Tenant receivables, allowance for doubtful accounts	375	346
Deferred financing costs, accumulated amortization	11,048	10,479
Deferred lease costs, accumulated amortization	118,673	112,289
Liabilities:
Intangible lease liabilities, accumulated amortization	40,744	40,931
Stockholders' Equity:
Shares-in-trust, shares authorized	150,000,000	150,000,000
Shares-in-trust, shares outstanding	0	0
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	167,555,401	167,556,001
Common stock, shares outstanding	167,555,401	167,556,001
Building and Building Improvements [Member]
Assets:
Buildings and improvements, accumulated depreciation	$ 902,978	$ 883,008